(Vanguard STAR Fund Participant) (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.34%

Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard STAR Fund Participant) Vanguard STAR Fund	Vanguard STAR Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard STAR Fund Participant) Vanguard STAR Fund	Vanguard STAR Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard STAR Fund Participant) Vanguard STAR Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard STAR Fund - Investor Shares	35	109	191	431

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

Primary Investment Strategies

As a 'fund of funds,' the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through the underlying funds, the STAR Fund owns a diversified mix of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk-but a lower investment return-than that of a fund investing exclusively in common stocks.

With 60% to 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries.

With its remaining assets allocated to bonds and short-term investments, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause one or more of the Fund's actively managed underlying funds-and, thus, the Fund itself-to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and composite stock/bond benchmarks, which have investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard STAR Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.40% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Participant) Vanguard STAR Fund	One Year	Five Years	Ten Years
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	6.07%
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%

Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard STAR Fund Retail) Vanguard STAR Fund (USD $)	Vanguard STAR Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard STAR Fund Retail) Vanguard STAR Fund	Vanguard STAR Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard STAR Fund Retail) Vanguard STAR Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard STAR Fund - Investor Shares	35	109	191	431

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

Primary Investment Strategies

As a 'fund of funds,' the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through the underlying funds, the STAR Fund owns a diversified mix of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk-but a lower investment return-than that of a fund investing exclusively in common stocks.

With 60% to 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries.

With its remaining assets allocated to bonds and short-term investments, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause one or more of the Fund's actively managed underlying funds-and, thus, the Fund itself-to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and composite stock/bond benchmarks, which have investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard STAR Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.40% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Retail) Vanguard STAR Fund	One Year	Five Years	Ten Years
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions	0.04%	1.21%	4.16%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.70%	1.49%	4.00%
Vanguard STAR Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	6.07%
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard STAR Fund - Investor Shares, Vanguard STAR Fund)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund - Investor Shares | Vanguard STAR Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses	0.34%

Expense Example, No Redemption (Vanguard STAR Fund - Investor Shares, Vanguard STAR Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund - Investor Shares | Vanguard STAR Fund
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431

Average Annual Total Returns (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.77%
Five Years	2.33%
Ten Years	5.20%
Inception Date	Mar 29, 1985
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.04%
Five Years	1.21%
Ten Years	4.16%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.70%
Five Years	1.49%
Ten Years	4.00%
MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
STAR Composite Average
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.90%)
Five Years	1.15%
Ten Years	3.72%
Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
STAR Composite Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.87%
Five Years	2.64%
Ten Years	5.01%
MSCI US Broad Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	6.07%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Vanguard STAR Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 7, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	24.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

As a 'fund of funds,' the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through the underlying funds, the STAR Fund owns a diversified mix of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk-but a lower investment return-than that of a fund investing exclusively in common stocks.

With 60% to 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries.

With its remaining assets allocated to bonds and short-term investments, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause one or more of the Fund's actively managed underlying funds-and, thus, the Fund itself-to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard STAR Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and composite stock/bond benchmarks, which have investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.40% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard STAR Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 7, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	24.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

As a 'fund of funds,' the STAR Fund invests in a diversified group of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by placing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through the underlying funds, the STAR Fund owns a diversified mix of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk-but a lower investment return-than that of a fund investing exclusively in common stocks.

With 60% to 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries.

With its remaining assets allocated to bonds and short-term investments, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause one or more of the Fund's actively managed underlying funds-and, thus, the Fund itself-to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

The Vanguard Group, Inc.

Portfolio Manager

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard STAR Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and composite stock/bond benchmarks, which have investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.40% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 29, 1985
2002	rr_AnnualReturn2002	(9.87%)
2003	rr_AnnualReturn2003	22.70%
2004	rr_AnnualReturn2004	11.60%
2005	rr_AnnualReturn2005	7.44%
2006	rr_AnnualReturn2006	11.64%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	(25.10%)
2009	rr_AnnualReturn2009	24.85%
2010	rr_AnnualReturn2010	11.70%
2011	rr_AnnualReturn2011	0.77%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
One Year	rr_AverageAnnualReturnYear01	0.77%
Five Years	rr_AverageAnnualReturnYear05	2.33%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 1985
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	3.90%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.90%)
Five Years	rr_AverageAnnualReturnYear05	1.15%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Barclays Capital U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.87%
Five Years	rr_AverageAnnualReturnYear05	2.64%
Ten Years	rr_AverageAnnualReturnYear10	5.01%
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	6.07%

(Vanguard STAR Fund Retail) (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.34%

Uncategorized Items
[vanguard_ComparativeBenchmark]	Comparative Benchmarks